BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowings Abstract
SCHEDULE OF BORROWINGS
	2022	2023
	S$	S$

Current
Bank loan	34,779	33,926
Third party loan	300,000	-
Total – current	334,779	33,926

Non-current
Bank loan	468,827	407,772

Total	803,606	441,698

SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND CONTRACTUAL REPAYMENT DATES

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2022	2023
	S$	S$

6 months or less	17,286	16,824
6 – 12 months	17,493	17,102
1 – 5 years	155,600	152,318
Over 5 years	313,227	255,454
Total	503,606	441,698